Fair Value Measurement (Details 2) (Level 3, Non-recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Carrying Value
Fair Value Measurement
Debt	$ 116,536
Fair Value
Fair Value Measurement
Debt	$ 117,823